RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investment held in the trust account.

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of September 25, 2020 (audited)
Warrant Liability	$—	$13,679,333	$13,679,333
Ordinary Shares Subject to Possible Redemption	213,557,280	(13,679,333)	199,877,947
Class A Ordinary Shares	114	137	251
Additional Paid-in Capital	5,014,340	510,845	5,525,185
Accumulated Deficit	(15,092)	(510,982)	(526,074)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$13,277,000	$13,277,000
Ordinary Shares Subject to Possible Redemption	213,530,925	(13,277,000)	200,253,925
Class A Ordinary Shares	114	133	247
Additional Paid-in Capital	5,040,694	108,515	5,149,209
Accumulated Deficit	(41,447)	(108,648)	(150,095)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$13,272,784	$13,272,784
Ordinary Shares Subject to Possible Redemption	226,248,228	(13,272,784)	(212,975,444)
Class A Ordinary Shares	135	133	268
Additional Paid-in Capital	6,553,617	104,299	6,657,916
Accumulated Deficit	(1,554,342)	(104,432)	(1,658,774)

Period from July 7, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$402,333	$402,333
Formation and Operational cost	15,092	510,982	526,074
Net loss	(41,447)	(108,648)	(150,095)
Weighted average shares outstanding of Class A redeemable ordinary shares		19,987,795	19,987,795
Weighted average shares outstanding of Class B non-redeemable ordinary shares	5,698,351	87,688	5,786,039
Basic and diluted net loss per share, Class B	(0.01)	(0.02)	(0.03)

Period from July 7, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$406,549	$406,549
Formation and Operational cost	1,603,147	510,982	2,114,129
Net loss	(1,554,342)	(104,432)	(1,658,774)
Weighted average shares outstanding of Class A redeemable ordinary shares	22,676,053	(1,279,064)	21,396,989
Weighted average shares outstanding of Class B non-redeemable ordinary shares	6,500,406	729,819	7,230,225
Basic and diluted net loss per share, Class B	(0.25)	(0.01)	(0.26)

Cash Flow Statement for the Period from July 7, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(41,447)	(108,648)	(150,095)
Allocation of initial public offering costs to warrant liability	—	510,982	510,982
Change in fair value of warrant liability	—	402,333	402,333
Initial classification of warrant liability	—	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	213,557,280	(13,679,333)	199,877,947
Change in value of common stock subject to possible redemption	(26,355)	402,333	375,978
Cash Flow Statement for the Period from July 7, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,554,342)	$(104,432)	$(1,658,774)
Change in fair value of warrant liability	—	406,549	406,549
Initial classification of warrant liability	—	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	227,787,480	(13,679,333)	214,108,147
Change in value of common stock subject to possible redemption	(1,539,252)	406,549	(1,132,703)